LEASES	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
LEASES
11.	LEASES
The Company has operating leases primarily for office and operation space.
Operating lease costs were RMB235 million, RMB256 million and RMB250 million for the years ended December 31, 2023, 2024 and 2025, respectively.
Supplemental cash flow information related to leases were as follows (RMB in millions):

	2024	2025
Cash paid for the rentals included in the lease liabilities	272	310
Right-of-use assets obtained in exchange for operating lease liabilities	288	340
As of December 31, 2024 and 2025, supplemental consolidated balance sheet information related to leases was as follows (RMB in millions):

	2024	2025
Right-of-use assets	755	881
Current lease liabilities included within other payables and accruals (Note 16)	194	264
Long-term lease liabilities	561	585

Total lease liabilities	755	849

Weighted average remaining lease term	5 years	5 years
Weighted average discount rate	4.7%	4.5%
Maturities of lease liabilities are as follows (RMB in millions):

As of December 31, 2025
2026	288
2027	166
2028	142
2029	107
2030	81
Thereafter	183

Total operating lease payments	967
Less: imputed interest	(118)

Total	849

As of December 31, 2024, and 2025, the operating lease arrangements of the Company, primarily for offices premises, that have not yet commenced is immaterial. For the years ended December 31, 2023, 2024 and 2025, the variable lease costs, short-term lease costs and sub-lease
income are immaterial.